Document and Entity Information	May 05, 2023
Details
Registrant CIK	0000724910
Document Type	8-K
Document Period End Date	May 05, 2023
Document Effective Date	May 05, 2023
Entity Registrant Name	NVE Corp
Entity Incorporation, State or Country Code	MN
Entity File Number	000-12196
Entity Tax Identification Number	41-1424202
Entity Address, Address Line One	11409 Valley View Road
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
Entity Address, Address Description	Address of principal executive offices
Phone Fax Number Description	Registrant’s telephone number, including area code
City Area Code	952
Local Phone Number	829-9217
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	NVEC
Security Exchange Name	NASDAQ
Amendment Flag	false